PAX ESG Beta Quality Fund
Pax ESG Beta Quality Fund (the "ESG Beta Quality Fund") Summary of Key Information
Investment Objective
The ESG Beta Quality Fund's investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Investor Class or Class A shares of the ESG Beta Quality Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the ESG Beta Quality Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 143 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" on page 113 in the Statement of Additional Information. Investors investing in the ESG Beta Quality Fund through an intermediary should consult Appendix A to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - PAX ESG Beta Quality Fund	Institutional Class	Investor Class	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none	1.00%	[1]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide—Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - PAX ESG Beta Quality Fund		Institutional Class	Investor Class	Class A
Management Fee	[1]	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Total Annual Fund Operating Expenses		0.65%	0.90%	0.90%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Investor Class or Class A shares of the ESG Beta Quality Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Investor Class or Class A shares of the ESG Beta Quality Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the ESG Beta Quality Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - PAX ESG Beta Quality Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	66	208	362	810
Investor Class	92	287	498	1,108
Class A	637	821	1,021	1,597

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the ESG Beta Quality Fund's performance. During the ESG Beta Quality Fund's most recent fiscal year, the ESG Beta Quality Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The ESG Beta Quality Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

"ESG Beta" is a term indicating that the Fund follows a "smart beta" or factor strategy incorporating ESG along with financial factors in its investment approach. In this type of investing, a portfolio of securities is overweighted toward certain factors in an effort to enhance return and/or reduce risk.

Under normal market conditions, the Fund invests primarily in large-capitalization domestic equity securities that the Adviser believes have strong Environmental, Social and Governance (ESG) profiles and that exhibit higher "quality" characteristics and reasonable valuations. Specifically, the strategy favors securities with stronger ESG scores (as determined by the Adviser), higher profitability, higher earnings quality (based on a quantitative assessment of operating fundamentals and accruals), lower risk (i.e., the historic volatility of a security relative to the overall market) and lower valuations relative to the Russell 1000 Index. The portfolio managers may take significant positions in companies in the information technology sector, which could lead to increased volatility.

The Adviser utilizes a quantitative process, optimizing ESG, quality factors and valuation factors relative to benchmark constraints.

ESG scores are calculated based on the Adviser's assessment of an issuer's ESG profile. The scores emphasize management of ESG-related risks, incorporate ESG trends (taking into account progress or regression in a company's ESG profile) and adjust for involvement in significant ESG-related controversies.

Quality factors include but are not limited to quantitative determinations of profitability, earnings quality and risk. Valuation is determined by considering a combination of earnings-based valuation measures.

The Fund may invest a portion of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts ("ADRs"), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Fund may utilize derivatives for hedging and for investment purposes.

Principal Risks
●	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

●	Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives also may be subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

●	Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

●	Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

●	Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

●	Value Securities Risk The Fund may invest in companies that may not be expected to experience significant earnings growth, but whose securities the investment adviser believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If the investment adviser's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the investment adviser anticipates.

●	Quantitative Models Risk Aperio uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund's performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or subjective and may not include the most recent information about a company or a security. The Fund also runs the risk that the Adviser's or Aperio's assessment of an investment or its attributes may be wrong or that deficiencies in their internal systems or controls will cause losses for the Fund or impair Fund operations.

●	Information Technology Sector Risk Prices of technology companies' securities historically have been more volatile than those of many other securities, especially over the short term. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition. Many technology companies have limited operating histories.

●	Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-U.S. securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

As with all mutual funds, investors may lose money by investing in the ESG Beta Quality Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Principal Risks" on page 116 for more detailed descriptions of the foregoing risks.

Performance Information

Effective June 30, 2016, the Pax Growth Fund was renamed the Pax ESG Beta Quality Fund and the strategy of the Fund changed. Accordingly, performance of the Fund for periods prior to June 30, 2016 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

The bar chart below presents the calendar year total returns for Investor Class shares of the ESG Beta Quality Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the ESG Beta Quality Fund by showing changes in the ESG Beta Quality Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 15.98%
Worst quarter: 4th quarter 2011, -17.84%

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class, Class A and Institutional Class shares of the ESG Beta Quality Fund. The performance table is intended to provide some indication of the risks of investment in the ESG Beta Quality Fund by showing how the ESG Beta Quality Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class Shares of the Fund. After-tax returns for Class A and Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - PAX ESG Beta Quality Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	(4.16%)	7.42%	13.45%
Investor Class	[1]	(4.43%)	7.15%	13.15%
Investor Class | After Taxes on Distributions	[1]	(6.40%)	5.32%	12.12%
Investor Class | After Taxes on Distributions and Sales	[1]	(1.71%)	5.27%	10.86%
Class A	[1],[2]	(9.67%)	5.96%	12.52%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	(4.78%)	8.21%	13.28%
Lipper Multi-Cap Core Funds Index	[4],[5]	(7.72%)	6.25%	12.33%
[1]	The Fund's investment adviser assumed certain expenses during the 5- and 10-year periods; total returns would have been lower had these expenses not been assumed. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S. stocks.
[4]	Unlike the ESG Beta Quality Fund, the Russell 1000 Index and the Lipper Multi-Cap Core Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[5]	The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Index Average. The Lipper Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. These funds typically have characteristics (i.e., price-to-earnings ratio, price-to-book ratio) that resemble the "average" of the common stocks of the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator. The Lipper Multi-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.